Other disclosures - Fair value of liabilities not measured in fair value (Details) $ in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 MXN ($)
Financial liabilities
Financial liabilities		$ 1,191,900		$ 1,224,066
Deposits - Customers
Financial liabilities
Financial liabilities		690,566		655,896
Marketable debt securities
Financial liabilities
Financial liabilities		96,296		90,003
Financial liabilities at amortized cost | Deposits - Credit institutions
Financial liabilities
Financial liabilities		76,515		99,322
Financial liabilities at amortized cost | Deposits - Customers
Financial liabilities
Financial liabilities		608,776		572,005
Financial liabilities at amortized cost | Marketable debt securities
Financial liabilities
Financial liabilities		85,792		77,668		$ 74,826
Financial liabilities at amortized cost | Subordinated liabilities
Financial liabilities
Financial liabilities	$ 1,825	35,885	$ 1,822	37,576	$ 1,321
Financial liabilities at amortized cost | Other financial liabilities
Financial liabilities
Financial liabilities		13,463		19,520
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial liabilities at amortized cost | Deposits - Credit institutions
Financial liabilities
Financial liabilities		76,461		98,845
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial liabilities at amortized cost | Deposits - Customers
Financial liabilities
Financial liabilities		608,459		573,487
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial liabilities at amortized cost | Marketable debt securities
Financial liabilities
Financial liabilities		86,498		77,327
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial liabilities at amortized cost | Subordinated liabilities
Financial liabilities
Financial liabilities		37,434		36,910
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial liabilities at amortized cost | Other financial liabilities
Financial liabilities
Financial liabilities		13,463		19,520
Level 1 | Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial liabilities at amortized cost | Deposits - Credit institutions
Financial liabilities
Financial liabilities		31,157		33,474
Level 1 | Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial liabilities at amortized cost | Deposits - Customers
Financial liabilities
Financial liabilities		13,867		14,456
Level 1 | Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial liabilities at amortized cost | Marketable debt securities
Financial liabilities
Financial liabilities		20,330		20,245
Level 1 | Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial liabilities at amortized cost | Subordinated liabilities
Financial liabilities
Financial liabilities		37,434		36,910
Level 1 | Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial liabilities at amortized cost | Other financial liabilities
Financial liabilities
Financial liabilities		13,463		19,520
Level 2 | Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial liabilities at amortized cost | Deposits - Credit institutions
Financial liabilities
Financial liabilities		42,988		62,750
Level 2 | Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial liabilities at amortized cost | Deposits - Customers
Financial liabilities
Financial liabilities		594,592		559,031
Level 2 | Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial liabilities at amortized cost | Marketable debt securities
Financial liabilities
Financial liabilities		66,168		57,082
Level 3 | Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial liabilities at amortized cost | Deposits - Credit institutions
Financial liabilities
Financial liabilities		$ 2,316		$ 2,621